Schedule of R&D and Revenue Related Milestone Payments (Details) $ in Thousands	Jun. 30, 2021 USD ($)
IfrsStatementLineItems [Line Items]
Total	$ 12,503
Less Than 1 Year [Member]
IfrsStatementLineItems [Line Items]
Total	30
1 - 3 Years [Member]
IfrsStatementLineItems [Line Items]
Total
4 - 5 Years [Member]
IfrsStatementLineItems [Line Items]
Total	435
More than 5 Years [Member]
IfrsStatementLineItems [Line Items]
Total	12,038
R&D Milestone Payments [Member]
IfrsStatementLineItems [Line Items]
Total	4,770
R&D Milestone Payments [Member] | Less Than 1 Year [Member]
IfrsStatementLineItems [Line Items]
Total	30
R&D Milestone Payments [Member] | 1 - 3 Years [Member]
IfrsStatementLineItems [Line Items]
Total
R&D Milestone Payments [Member] | 4 - 5 Years [Member]
IfrsStatementLineItems [Line Items]
Total	435
R&D Milestone Payments [Member] | More than 5 Years [Member]
IfrsStatementLineItems [Line Items]
Total	4,305
Revenue Related Mile Stone Payments [Member]
IfrsStatementLineItems [Line Items]
Total	7,733
Revenue Related Mile Stone Payments [Member] | Less Than 1 Year [Member]
IfrsStatementLineItems [Line Items]
Total
Revenue Related Mile Stone Payments [Member] | 1 - 3 Years [Member]
IfrsStatementLineItems [Line Items]
Total
Revenue Related Mile Stone Payments [Member] | 4 - 5 Years [Member]
IfrsStatementLineItems [Line Items]
Total
Revenue Related Mile Stone Payments [Member] | More than 5 Years [Member]
IfrsStatementLineItems [Line Items]
Total	$ 7,733